Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 293	$ 677	$ 1,440	$ 450
Operating expenses
Cost of revenue	250	605	1,728	510
General and administrative	485	1,030	2,584	7,441
Total operating expenses	735	1,635	4,311	7,951
Operating loss	(442)	(958)	(2,871)	(7,501)
Other non-operating income (expense)
Interest (expense) income	(11)	10	(347)	10
Funding from SBA PPP loan			111
Change in fair value of liability		15	26	176
Change in fair value of derivative liability	(67)		309
Accretion of debt discount	(62)	(421)	(882)	(5,605)
Gain (loss) on sale of property and equipment	1	30	(352)	599
Other income			119
Gain on extinguishment of debt				3,540
Total non-operating expense	(139)	(366)	(1,015)	(1,280)
Net loss	(581)	(1,324)	(3,887)	(8,781)
Deemed dividend				(1,005)
Net loss attributable to common stockholders	$ (581)	$ (1,324)	$ (3,887)	$ (9,786)
Per-share data
Basic and diluted loss per share	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.04)
Weighted average number of common shares outstanding	528,684,542	425,051,549	473,752,463	257,122,569